Other liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Other liabilities

29 Other liabilities

Other liabilities as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Advance payments for government grants	1,549	—
Total	1,549	—

As at December 31, 2023 and 2022, advance payments for government grants are related to considerations received by the Parent for government grants obtained for next year’s purchases of some research projects.